Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2015
Registrant Name	WEITZ FUNDS
Central Index Key	0001257927
Amendment Flag	false
Document Creation Date	Jul. 31, 2015
Document Effective Date	Jul. 31, 2015
Prospectus Date	Jul. 31, 2015
Research Fund | Research Fund
Prospectus:
Trading Symbol	WRESX